UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07362

Western Asset Municipal Partners Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

AUGUST 31, 2014

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 149.4%
Alabama - 0.5%
Jefferson County, AL, Sewer Revenue	6.000%	10/1/42	$740,000	$825,211

Alaska - 1.6%
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	2,150,000	2,539,773

Arizona - 2.0%
Glendale, AZ, Transportation Excise Tax Revenue, NATL	5.000%	7/1/28	2,855,000	3,104,641

California - 26.2%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.150%	4/1/24	3,000,000	3,023,430	(a)(b)
California Health Facilities Financing Authority Revenue:
Catholic Healthcare West	5.250%	3/1/24	2,500,000	2,624,475
Catholic Healthcare West	5.625%	7/1/32	5,000,000	5,151,600
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	2,500,000	2,553,275	(c)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	1,000,000	1,046,040	(c)(d)
California State, GO	0.809%	12/1/17	1,000,000	1,011,060	(a)(b)
California State, GO, Various Purpose	5.000%	4/1/43	4,000,000	4,472,480
California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA, Mortgage Insurance	5.000%	11/15/28	1,500,000	1,630,485
Los Angeles County, CA, MTA Revenue, Union Station Project	0.351%	7/1/27	300,000	269,839	(a)
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Projects II	5.000%	8/1/30	2,500,000	2,842,075
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Subordinated, AGM	5.000%	7/1/35	2,500,000	2,575,625
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,055,890
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,490,000	3,473,874
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	3,000,000	4,030,980
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation, Rancho Redevelopment Project Area	5.000%	9/1/30	750,000	866,055
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	250,000	290,662
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	100,000	112,875
Senior Lien	5.750%	6/1/48	200,000	224,182
Turlock, CA, Irrigation District Revenue	5.000%	1/1/35	2,500,000	2,755,925
Turlock, CA, Public Financing Authority, Tax Allocation Revenue, AGM	5.000%	9/1/30	1,500,000	1,520,970

Total California				41,531,797

Colorado - 8.1%
Colorado Health Facilities Authority Revenue:
Poudre Valley Health Care	5.000%	3/1/25	2,850,000	2,903,922
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	3,500,000	4,083,310
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	5.750%	11/15/18	340,000	372,208

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 8.1% (continued)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	$4,000,000	$5,449,000

Total Colorado				12,808,440

Florida - 3.4%
Miami-Dade County, FL, GO, Seaport	5.000%	10/1/23	2,315,000	2,712,694
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/30	2,000,000	2,213,360
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	500,000	524,245	(c)

Total Florida				5,450,299

Illinois - 8.6%
Chicago, IL, Park District, GO, Refunding, FGIC	5.000%	1/1/29	5,000,000	5,134,650
Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, FGIC	5.250%	12/1/18	1,000,000	1,116,390
Illinois Health Facilities Authority Revenue, South Suburban Hospital Project	7.000%	2/15/18	315,000	344,509	(e)
Illinois Municipal Electric Agency Power Supply, FGIC	5.250%	2/1/28	4,145,000	4,490,735
Illinois State, GO	5.000%	5/1/39	1,000,000	1,034,000
Illinois State, GO, First Series, AGM	5.500%	5/1/16	1,500,000	1,610,205

Total Illinois				13,730,489

Indiana - 2.1%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/39	1,000,000	1,022,470
Indianapolis, IN, Local Public Improvement Bond Bank	5.000%	6/1/27	2,000,000	2,272,480

Total Indiana				3,294,950

Iowa - 1.9%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	1,110,000	1,174,868
Iowa Fertilizer Co. Project	5.250%	12/1/25	1,790,000	1,910,002

Total Iowa				3,084,870

Maryland - 2.3%
Maryland State EDC, EDR, Transportation Facilities Project	5.750%	6/1/35	1,000,000	1,064,630
Maryland State Health & Higher EFA Revenue Bonds, Suburban Hospital	5.500%	7/1/16	2,500,000	2,509,125

Total Maryland				3,573,755

Massachusetts - 0.9%
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance	5.750%	8/1/29	355,000	356,232
Massachusetts State Water Resources Authority, NATL	5.000%	8/1/34	1,000,000	1,075,520

Total Massachusetts				1,431,752

Michigan - 6.1%
Detroit, MI, GO, District State Aid	5.250%	11/1/24	3,500,000	3,879,435
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	405,000	428,656
Detroit, MI, Water Supply System Revenue, Senior Lien, NATL	5.000%	7/1/34	500,000	500,215

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 6.1% (continued)
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	$250,000	$279,942
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer	5.000%	7/1/34	270,000	275,446	(f)
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	370,000	386,332	(f)
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	380,000	390,374	(f)
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	2,000,000	2,231,100	(g)
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/18	1,170,000	1,326,815	(d)

Total Michigan				9,698,315

Minnesota - 0.4%
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	500,000	568,590

Missouri - 1.3%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.375%	8/1/38	2,000,000	2,109,620

Nevada - 1.4%
Clark County, NV, GO, AMBAC	5.000%	11/1/21	2,000,000	2,188,420

New Jersey - 9.5%
New Jersey State EDA Revenue	5.000%	6/15/29	500,000	548,175
New Jersey State EDA Revenue:
Continental Airlines Project	5.250%	9/15/29	2,000,000	2,103,820	(d)
Private Activity-Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,082,600	(d)
School Facilities Construction	1.650%	3/1/28	2,500,000	2,440,450	(a)
New Jersey State Transportation Trust Fund Authority, Revenue, Transportation Program	5.000%	6/15/38	6,000,000	6,455,580
New Jersey State Turnpike Authority Revenue	0.730%	1/1/18	2,500,000	2,502,775	(a)(b)

Total New Jersey				15,133,400

New York - 27.2%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	1,000,000	1,134,950
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	3,045,000	3,641,729
MTA, NY, Revenue	5.000%	11/15/25	1,000,000	1,168,720
MTA, NY, Revenue	5.250%	11/15/40	1,000,000	1,110,800
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	360,000	244,800	(h)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2011	5.000%	6/15/31	4,850,000	5,557,663	(g)
New York Liberty Development Corp., Liberty Revenue:
4 World Trade Center LLC Project	5.750%	11/15/51	2,000,000	2,317,080
Second Priority, Bank of America Tower	5.125%	1/15/44	2,500,000	2,762,625
New York State Dormitory Authority Revenue:
Court Facilities Lease, NYC Issue, Non-State Supported Debt, AMBAC	5.500%	5/15/30	3,365,000	4,372,380
Non-State Supported Debt, Columbia University	5.000%	7/1/38	2,000,000	2,222,960
New York State Energy Research & Development Authority Revenue, Niagara Mohawk Power Corp.	0.388%	7/1/29	2,520,000	2,338,442	(a)
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, AMBAC	5.000%	4/1/26	4,700,000	5,155,242

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 27.2% (continued)
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	3/15/26	$5,000,000	$5,485,300
Port Authority of New York & New Jersey	5.000%	1/15/41	5,000,000	5,615,250

Total New York				43,127,941

North Carolina - 4.3%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System	5.000%	1/15/31	5,000,000	5,600,050
North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligation Group	5.000%	11/1/39	1,200,000	1,247,712

Total North Carolina				6,847,762

Ohio - 3.6%
Northeast, OH, Regional Sewer District Revenue, Waste Water Revenue Improvement	5.000%	11/15/43	4,040,000	4,584,794
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.700%	8/1/20	1,000,000	1,154,530

Total Ohio				5,739,324

Oklahoma - 1.4%
Grand River Dam Authority, OK, Revenue	5.250%	6/1/40	2,000,000	2,266,080

Oregon - 0.8%
Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems	5.250%	10/1/18	1,250,000	1,254,725	(i)

Pennsylvania - 5.9%
Central Bradford, PA, Progress Authority Revenue, Guthrie Healthcare Systems	5.000%	12/1/26	5,130,000	5,818,138
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	500,000	545,185
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	2,685,000	3,031,231

Total Pennsylvania				9,394,554

Puerto Rico - 0.8%
Puerto Rico Commonwealth, GO, Public Improvement	5.000%	7/1/31	1,710,000	1,265,383

Tennessee - 5.4%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,030,000	2,287,993
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/20	3,555,000	4,015,337
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	2,000,000	2,271,500

Total Tennessee				8,574,830

Texas - 13.7%
Austin, TX, Water & Wastewater System Revenue	5.000%	11/15/26	2,500,000	2,912,725
Austin, TX, Water & Wastewater System Revenue	5.125%	11/15/28	2,210,000	2,572,971
Beaumont, TX, ISD, GO, School Building, PSF	5.000%	2/15/33	1,100,000	1,195,216
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step Bond	0.000%	10/1/36	2,000,000	1,488,240	(a)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems	5.250%	12/1/18	2,960,000	2,996,467	(i)
Harris County, TX, Metropolitan Transit Authority Sales & Use Tax	5.000%	11/1/36	3,125,000	3,520,531

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 13.7% (continued)
Kemp, TX, ISD, GO, School Building	5.250%	2/15/33	$3,450,000	$3,763,191
Mesquite, TX, ISD, GO:
PSFG	0.000%	8/15/27	505,000	272,877	(i)
PSFG	0.000%	8/15/27	495,000	265,082
North Texas Tollway Authority Revenue	5.750%	1/1/40	2,500,000	2,783,825

Total Texas				21,771,125

Washington - 5.2%
Port of Seattle, WA, Revenue	5.000%	8/1/25	2,395,000	2,824,064
Port of Seattle, WA, Revenue, Refunding, Intermediate Lien, NATL	5.000%	3/1/30	2,000,000	2,036,540
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/28	3,000,000	3,323,970

Total Washington				8,184,574

Wisconsin - 4.8%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC	5.000%	7/1/42	4,000,000	4,051,400	(d)
Wisconsin State HEFA Revenue, SSM Health Care Corp.	5.000%	6/1/25	3,110,000	3,544,747

Total Wisconsin				7,596,147

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $216,905,844)				237,096,767

SHORT-TERM INVESTMENTS - 3.2%
Illinois - 0.3%
Illinois DFA, IDR, Profile Packaging Inc. Project, LOC-LaSalle Bank N.A.	0.210%	7/1/18	500,000	500,000	(d)(j)(k)

Indiana - 0.1%
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.040%	2/1/37	200,000	200,000	(j)(k)

Massachusetts - 0.3%
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.030%	7/1/27	500,000	500,000	(j)(k)

Minnesota - 0.1%
Rochester, MN, Health Care Facilities Revenue, Mayo Foundation, SPA-Bank of America N.A.	0.030%	8/15/32	100,000	100,000	(j)(k)

New York - 1.4%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.230%	4/1/35	100,000	100,000	(j)(k)
SPA-Dexia Credit Local	0.200%	8/1/28	900,000	900,000	(j)(k)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.030%	5/1/18	400,000	400,000	(j)(k)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/22	100,000	100,000	(j)(k)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.200%	11/1/22	700,000	700,000	(j)(k)

Total New York				2,200,000

North Carolina - 0.3%
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.040%	3/1/35	200,000	200,000	(j)(k)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.040%	2/1/34	300,000	300,000	(j)(k)

Total North Carolina				500,000

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 0.4%
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	0.060%	4/1/26	$600,000	$600,000	(d)(j)(k)

Vermont - 0.3%
Vermont State Housing Finance Agency Revenue, Multiple Purpose, SPA-Bank of New York Mellon	0.070%	11/1/37	500,000	500,000	(d)(j)(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,100,000)				5,100,000

TOTAL INVESTMENTS - 152.6% (Cost - $222,005,844#)				242,196,767
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (53.5)%				(85,000,000)
Other Assets in Excess of Liabilities - 0.9%				1,541,096

TOTAL NET ASSETS - 100.0%				$158,737,863

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Maturity date shown represents the mandatory tender date.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Security is purchased on a when-issued basis.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Illiquid security.

(i)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PSF	— Permanent School Fund
PSFG	— Permanent School Fund Guaranty
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2014

Summary of Investments by Industry†

Industrial Revenue	18.2%
Health Care	17.8
Transportation	13.6
Water & Sewer	9.7
Special Tax Obligation	9.4
Local General Obligation	7.9
Leasing	6.6
Power	6.5
State General Obligation	3.9
Pre-Refunded/Escrowed to Maturity	2.0
Education	1.9
Solid Waste/Resource Recovery	0.2
Other	0.2
Short-Term Investments	2.1

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2014 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**

AAA/Aaa	5.5%
AA/Aa	48.7
A	32.2
BBB/Baa	8.0
BB/Ba	1.8
B/B	0.9
A-1/VMIG 1	2.1
NR	0.8

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$237,096,767	—	$237,096,767

Short-term investments†	—	5,100,000	—	5,100,000

Total investments	—	$242,196,767	—	$242,196,767

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$77,882	—	—	$77,882

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,434,588
Gross unrealized depreciation	(243,665)

Net unrealized appreciation	$20,190,923

Notes to Schedule of Investments (unaudited) (continued)

At August 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	79	12/14	$10,989,524	$11,067,406	$(77,882)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at August 31, 2014.

Futures Contracts
Primary Underlying Risk	Unrealized Depreciation
Interest Rate Risk	$(77,882)

During the period ended August 31, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$9,506,178

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: October 22, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: October 22, 2014